Benefit Plans And Obligations For Termination Indemnity (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Eligibility age for normal retirement benefit plan, in years	65 years
Lump sum based on employee contribution percentage to certain breakpoint	2.00%
Additional percentage exceeding the breakpoint	6.00%
Maximum percentage of pensionable salary	5.00%
Maximum employer contributions, in years	40 years
Expected benefit payments, 2014	$ 6,255,000
Expected benefit payments, 2015	7,077,000
Expected benefit payments, 2016	7,791,000
Expected benefit payments, 2017	8,599,000
Expected benefit payments, 2018	9,468,000
Total expense	$ 5,300,000	$ 4,209,000	$ 4,675,000
Salary and bonus defer percentage under the plan	100.00%
Amount on the dollar ESA matches up to 10% of employees total salary	$ 0.50
ESA offers, maximum percentage	10.00%
Participant contributions transferred into the plan	$ 1,194,000	$ 1,221,000	$ 181,000
ESA contribution to the plan	265,000
Cash surrender value of the life insurance policies	4,455,000
Non-qualified defined contribution plan liabilitiy	6,211,000
Plan assets of life insurance policies, cash surrender	2,651,000
Related liability, pension payments	$ 4,777,000